Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (3,523,145)	$ (1,164,112)	$ (1,316,356)	$ (423,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	1,996,137
Amortization expense			5,614
Amortization expense of debt discount	586,166	4,127
Impairment of Dino Might Program		818,472	818,472
Reserve for bad debts	3,412
Write off of Domain names			12,231
Change in fair value of derivative liability - convertible debentures	6,088	7,714	6,839	(6,500)
Changes in operating assets and liabilities
Merchant services reserve	(1,987)
Accounts receivable				4,965
Prepaid expenses	(38,659)
Accounts payable and accrued liabilities	70,289	96,334	159,924	64,008
Bank overdraft	(198)	4,076	1,577
Accrued interest - convertible debenture	9,984	1,306	1,768	1,606
Accrued interest - notes payable	6,267	23,523	34,443	12,817
Deferred revenue				(439)
Net cash used in operating activities	(885,646)	(208,560)	(275,488)	(347,253)
Cash flows from investing activities
Cash paid for Domain names		(17,845)	(17,845)
Net cash used in investing activities		(17,845)	(17,845)
Cash flow from financing activities
Payment on note payable - related party			(4,330)
Proceeds from notes payable - related party	82,025	213,700	285,275	322,000
Proceeds from convertible note - related party	41,000
Proceeds from issuance of common stock	1,866,667
Cash payments on convertible and note payables and interest	(103,389)
Net cash provided by financing activities	1,886,303	213,700	280,945	322,000
Net increase (decrease) in cash and cash equivalents	1,000,657	(12,705)	(12,388)	(25,253)
Cash and cash equivalents at beginning of period	730	13,118	13,118	38,371
Cash and cash equivalents at end of period	1,001,437	413	730	13,118
Supplemental disclosure of cash flow information:
Cash paid for interest	18,169
Cash paid for income taxes
Non-cash investing and financing activities:
Debt discount due to beneficial conversion	583,921
Common stock issued from conversion of preferred stock	1
Common stock issued from conversion of debt and accrued interest	484,560
Forgiveness of accrued salary related-party	239,000
Forgiveness of accrued interest related-party	19,999
Extinguishment of derivative	25,494
Purchase from related party of Dino Might program with preferred stock issuance		$ 820,451	820,451
Adjustment for fractional shares issued due to reverse split			1
Expense paid by Director			$ 3,200